OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Note 5 - OTHER ACCOUNTS PAYABLE	At December 31, 2018 the Company had "other accounts payable" at the amount of $5,230. That amount reflects payments due to service providers.